RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	$ 248,011,670	$ 234,896,707
Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	20,221,683	18,592,103
Mortgage [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	18,661,389	17,279,362
Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	1,560,294	1,312,741
Less than 50% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	7,030,135	6,414,097
51 - 70% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	7,050,550	6,678,883
71 - 90% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	5,189,800	4,890,501
91 - 100% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	731,266	426,810
More than 100% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	219,932	181,812
Credit-impaired | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	598,378	423,851
Credit-impaired | Less than 50% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	136,197	99,462
Credit-impaired | 51 - 70% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	197,183	146,568
Credit-impaired | More than 70% | Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit exposure	$ 264,998	$ 177,821